Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0001546383
Registrant Name	JX Luxventure Group Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A